Share-Based Compensation - Schedule of Stock options Outstanding and Exercisable (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 4.9
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	P10Y
Granted	0	4,000	26,000
Number of Options	416,803	751,638
Weighted- Average Remaining Life (Years)	3 years
Weighted- Average Exercise Price	$ 17.75	$ 16.88
Number of Options	380,178
Weighted- Average Exercise Price	$ 18.83
$3.33 - $11.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options	82,725
Weighted- Average Remaining Life (Years)	5 years
Weighted- Average Exercise Price	$ 6.23
Number of Options	50,350
Weighted- Average Exercise Price	$ 6.71
$11.55 - $14.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options	66,000
Weighted- Average Remaining Life (Years)	5 years
Weighted- Average Exercise Price	$ 13.95
Number of Options	66,000
Weighted- Average Exercise Price	$ 13.95
$14.46 - $15.35
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options	101,110
Weighted- Average Remaining Life (Years)	1 year
Weighted- Average Exercise Price	$ 15.00
Number of Options	96,860
Weighted- Average Exercise Price	$ 14.99
$15.36 - $22.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options	91,221
Weighted- Average Remaining Life (Years)	1 year
Weighted- Average Exercise Price	$ 20.94
Number of Options	91,221
Weighted- Average Exercise Price	$ 20.94
$22.45 - $35.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options	75,747
Weighted- Average Remaining Life (Years)	2 years
Weighted- Average Exercise Price	$ 33.50
Number of Options	75,747
Weighted- Average Exercise Price	$ 33.50